CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenues	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Revenues, Related Party		39,639	188,710	117,010
Cost of Sales	(1,531,824)	(159,383)	(2,174,795)	(209,830)
Gross Profit	248,892	68,948	1,071,452	90,100
Operating Expenses
General and administrative	361,052	92,234	1,126,837	194,258
Salaries and commissions	265,960	58,454	679,022	77,320
Professional fees	195,885	76,832	529,381	112,521
Total Operating Expenses	822,897	227,520	2,335,240	384,099
Operating Loss	(574,005)	(158,572)	(1,263,788)	(293,999)
Other Expenses
Derivative gains	(377,685)		(328,267)
Interest expense	(85,754)	(538)	(262,792)	(4,302)
Total Other Expenses	(463,439)	(538)	(591,059)	(4,302)
Net Loss	$ (1,037,444)	$ (159,110)	$ (1,854,847)	$ (298,301)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average common shares outstanding -basic and diluted	370,500,750	200,000,000	347,318,148	200,000,000